Guinness Atkinson Alternative Energy Fund
SUMMARY SECTION Alternative Energy Fund
Investment Objective
The Alternative Energy Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Alternative Energy Fund:
Shareholder Fees	Guinness Atkinson Alternative Energy Fund Guinness Atkinson Alternative Energy Fund Shares
Shareholder Fees (fees paid directly from your investment)	none	[1]
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson Alternative Energy Fund Guinness Atkinson Alternative Energy Fund Shares
Management Fees:	1.00%
Distribution (12b-1) Fees:	none
Shareholder Servicing Plan Fees	0.20%
Interest Expense	0.01%
All Other Expenses	1.39%
Other Expenses:	1.60%
Total Annual Fund Operating Expenses:	2.60%
Fee Waiver/Expense Reimbursement	(0.61%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.99%	[1]
[1]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.98% through June 30, 2018. To the extent that the Advisor absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days' notice.

Example

This example is intended to help you compare the cost of investing in the Alternative Energy Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Guinness Atkinson Alternative Energy Fund | Guinness Atkinson Alternative Energy Fund Shares | USD ($)	202	751	1,326	2,889

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.95% of the average value of its portfolio.

Principal Investment Strategies

The Alternative Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of alternative energy companies (both U.S. and non-U.S.).  Alternative energy companies include, but are not limited to companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels and the various companies that provide the equipment and technologies that enable these sources to be tapped, used, stored or transported, including companies that create, facilitate or improve technologies that conserve or enable more efficient use of energy.  The Fund will not change this policy unless it gives shareholders at least 60 days’ notice.  Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration.  The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies.  The Advisor will invest the Fund’s assets in securities of all market capitalization companies and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets.  Additional information on Principal Investment Strategies can be found in the prospectus.  Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in equity securities of companies, wherever located, engaged in the alternative energy industries.

Principal Risks

Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility.  Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets.  You may lose money by investing in this Fund.  The principal risks are:

Market Risk.  The stock markets in which the Fund invests may experience periods of volatility and instability. These fluctuations may cause a security to be worth less than it was at the time of purchase.  Market risk applies to individual securities, a particular sector or the entire economy.

Equity Securities Risk.  The market value of an equity security may fluctuate, sometimes rapidly and unpredictably.  A variety of factors can negatively impact the value of common stocks, including  a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as political events.

Foreign Securities Risk. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Emerging Markets Risk. All of the risks of investing in foreign securities are heightened by investing in emerging markets.  Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Management Risk.  There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Advisor does not implement the strategy properly.

Diversification Risk.  The Fund is non-diversified.  It may hold larger positions in a relatively small number of stocks.  This may make the Fund’s performance more volatile than would be the case if it had a diversified investment portfolio.

Industry Risks.  Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fluctuate or decline due to many factors, including international political developments, production and distribution policies of the OPEC (Organization of Petroleum Exporting Countries) and other oil-producing countries, changes in governmental regulations affecting the energy sector, and changes in technology affecting the alternative energy industry.  A decline in energy prices would likely have a negative effect on securities held by the Fund. The Fund’s focus on the energy sector to the exclusion of other sectors exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among various sectors.

For more information on the risks of investing in this Fund, please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the Alternative Energy Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as two energy-sector indices that, more closely resemble the investments of the Fund. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.  For additional information on these indices, please see Index Descriptions in the prospectus.  Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 33.55% (for the quarter ended June 30, 2009).  The worst performance was -41.68% (for the quarter ended December 31, 2008).

Average Annual Total Returns as of 12/31/16
Average Annual Total Returns - Guinness Atkinson Alternative Energy Fund		1 Year	5 Years	10 Years
Guinness Atkinson Alternative Energy Fund Shares		(17.16%)	(2.93%)	(12.95%)
Guinness Atkinson Alternative Energy Fund Shares | After Taxes on Distributions	[1]	(17.16%)	(2.91%)	(13.15%)
Guinness Atkinson Alternative Energy Fund Shares | After Taxes on Distributions and Sales	[1]	(9.71%)	(2.17%)	(8.04%)
Wilderhill Clean Energy Index (ECO)		(22.12%)	(5.34%)	(13.95%)
Wilderhill New Energy Global Innovation Index (NEX)		(6.43%)	6.75%	(4.21%)
MSCI World Index		8.18%	11.08%	4.46%
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Guinness Atkinson Asia Focus Fund
SUMMARY SECTION Asia Focus Fund
Investment Objective
The Asia Focus Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Focus Fund:
Shareholder Fees (fees paid directly from your investment(1))
Shareholder Fees	Guinness Atkinson Asia Focus Fund Guinness Atkinson Asia Focus Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%	[1]
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson Asia Focus Fund Guinness Atkinson Asia Focus Fund Shares
Management Fees:	1.00%
Distribution (12b-1) Fees:	none
Shareholder Servicing Plan Fees	0.13%
All Other Expenses	1.11%
Other Expenses:	1.24%
Total Annual Fund Operating Expenses:	2.24%	[1]
Fee Waiver/Expense Reimbursement	(0.26%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.98%	[1]
[1]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.98% through June 30, 2018. To the extent that the Advisor absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days' notice.

Example

This example is intended to help you compare the cost of investing in the Asia Focus Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Guinness Atkinson Asia Focus Fund | Guinness Atkinson Asia Focus Fund Shares | USD ($)	201	675	1,176	2,555

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.07% of the average value of its portfolio.

Principal Investment Strategies

The Asia Focus Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Asian companies (excluding Japan). Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  Under normal market conditions the Asia Focus Fund will invest in securities of at least four different countries, which include but are not limited to Mainland China, Hong Kong, Taiwan, South Korea, Singapore, Thailand, Malaysia, Philippines, Vietnam, Indonesia, India, Pakistan, Bangladesh, and Sri Lanka.  The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration.  The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies.  The Advisor will invest the Fund’s assets in securities of all market capitalization companies, including companies in emerging markets.  Additional information on Principal Investment Strategies can be found in the prospectus.  Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in Asian companies (excluding Japan).

Principal Risks

Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility.  Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets.  You may lose money by investing in this Fund.  The principal risks are:

Market Risk.  The Asian stock markets in which the Fund invests may experience periods of volatility and instability. These fluctuations may cause a security to be worth less than it was at the time of purchase.  Market risk applies to individual securities, a particular sector or the entire economy. Asian stocks may fall out of favor with investors, the value of Asian currencies may decline relative to the U.S. dollar and/or Asian stock markets may decline generally.

Equity Securities Risk.  The market value of an equity security may fluctuate, sometimes rapidly and unpredictably.  A variety of factors can negatively impact the value of common stocks, including  a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as political events.

Foreign Securities Risk. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Emerging Markets Risk. All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Management Risk.  There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Advisor does not implement the strategy properly.

Diversification Risk.  The Fund is non-diversified.  It may hold larger positions in a relatively small number of stocks.  This may make the Fund’s performance more volatile than would be the case if it had a diversified investment portfolio.  The Fund’s focus on Asian stocks to the exclusion of other regions exposes the Fund to great market risk and potential monetary losses than if the Fund’s assets were diversified among other regions.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the Asia Focus Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.  For additional information on these indices, please see Index Descriptions in the prospectus.  Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 46.66% (for the quarter ended June 30, 2009).  The worst performance was -33.27% (for the quarter ended September 30, 2008).

Average Annual Total Returns as of 12/31/16
Average Annual Total Returns - Guinness Atkinson Asia Focus Fund		1 Year	5 Years	10 Years
Guinness Atkinson Asia Focus Fund Shares		9.20%	0.44%	1.02%
Guinness Atkinson Asia Focus Fund Shares | After Taxes on Distributions	[1]	9.15%	0.40%	0.86%
Guinness Atkinson Asia Focus Fund Shares | After Taxes on Distributions and Sales	[1]	5.83%	0.62%	0.99%
MSCI AC Far East ex Japan Index		6.30%	4.91%	4.19%
S&P 500 Index		11.93%	14.62%	6.93%
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Guinness Atkinson Asia Pacific Dividend Builder Fund
SUMMARY SECTION Asia Pacific Dividend Builder Fund
Investment Objective
The Asia Pacific Dividend Builder Fund’s investment objective is to provide investors with dividend income and long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Pacific Dividend Builder Fund:
Shareholder Fees (fees paid directly from your investment(1))
Shareholder Fees	Guinness Atkinson Asia Pacific Dividend Builder Fund Guinness Atkinson Asia Pacific Dividend Builder Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%	[1]
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson Asia Pacific Dividend Builder Fund Guinness Atkinson Asia Pacific Dividend Builder Fund Shares
Management Fees:	1.00%
Distribution (12b-1) Fees:	none
Shareholder Servicing Plan Fees	0.22%
Interest Expense	0.01%
All Other Expenses	1.91%
Other Expenses:	2.14%
Total Annual Fund Operating Expenses:	3.14%
Fee Waiver/Expense Reimbursement	(2.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11%	[1]
[1]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.10% through June 30, 2018. To the extent that the Advisor absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days' notice.

Example

This example is intended to help you compare the cost of investing in the Asia Pacific Dividend Builder Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Guinness Atkinson Asia Pacific Dividend Builder Fund | Guinness Atkinson Asia Pacific Dividend Builder Fund Shares | USD ($)	113	778	1,467	3,307

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.91% of the average value of its portfolio.

Principal Investment Strategies

The Asia Pacific Dividend Builder Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-producing equity securities of Asia Pacific companies.  The Fund seeks to allow investors the opportunity to profit from the transition of Asia Pacific economies as they move from developing to developed economies.  Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. In the Advisor’s view, investing in dividend-paying stocks permits investors to gain access to the more established companies in the region.  The Advisor seeks to invest in companies that have returned a real cash flow return on investment of at least 8% for each of the last eight years, and, in the opinion of the Advisor, are likely to grow their dividend over time.

Under normal market conditions the Asia Pacific Dividend Builder Fund will invest in at least four different countries, which include but are not limited to Australia, Bangladesh, China, Hong Kong, India, Japan, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam.  The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration.  The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies.  The Advisor will invest the Fund’s assets in securities of all market capitalization companies that are dividend-producing and in companies domiciled in the Asia Pacific region, including, potentially, companies domiciled or traded in emerging markets.  Additional information on Principal Investment Strategies can be found in the prospectus.  Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek dividend income and long-term capital appreciation through focused investment in dividend-producing stocks of Asia Pacific companies.

Principal Risks

Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility.  Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets.  You may lose money by investing in this Fund.  The principal risks are:

Market Risk. The Asia Pacific stock markets in which the Fund invests may experience periods of volatility and instability. These fluctuations may cause a security to be worth less than it was at the time of purchase.  Market risk applies to individual securities, a particular sector or the entire economy. Asia Pacific stocks may fall out of favor with investors, the value of Asia Pacific currencies may decline relative to the U.S. dollar and/or Asia Pacific stock markets may decline generally.

Equity Securities Risk.  The market value of an equity security may fluctuate, sometimes rapidly and unpredictably.  A variety of factors can negatively impact the value of common stocks, including  a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as political events.

Foreign Securities Risk. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Emerging Markets Risk. All of the risks of investing in foreign securities are heightened by investing in emerging markets.  Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Management Risk.  There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Advisor does not implement the strategy properly.

Diversification Risk.  The Fund is non-diversified.  It may hold larger positions in a relatively small number of stocks.  This may make the Fund’s performance more volatile than would be the case if it had a diversified investment portfolio.  The Fund’s focus on Asia Pacific stocks to the exclusion of other regions exposes the Fund to great market risk and potential monetary losses than if the Fund’s assets were diversified among other regions.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus.  You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the Asia Pacific Dividend Builder Fund by showing how the Fund’s performance has varied from year to year.  The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices.  Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.  For additional information on these indices, please see Index Descriptions in the prospectus.  Past performance, before or after taxes, is not indicative of future performance.  Updated performance information is available on the Fund’s website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 40.54% (for the quarter ended June 30, 2009).  The worst performance was -29.80% (for the quarter ended September 30, 2008).

Average Annual Total Returns as of 12/31/16
Average Annual Total Returns - Guinness Atkinson Asia Pacific Dividend Builder Fund		1 Year	5 Years	10 Years
Guinness Atkinson Asia Pacific Dividend Builder Fund Shares		8.81%	6.48%	3.87%
Guinness Atkinson Asia Pacific Dividend Builder Fund Shares | After Taxes on Distributions	[1]	7.66%	5.89%	3.19%
Guinness Atkinson Asia Pacific Dividend Builder Fund Shares | After Taxes on Distributions and Sales	[1]	5.51%	5.13%	3.07%
MSCI AC Pacific ex Japan Index		8.01%	5.25%	4.54%
S&P 500 Index		11.93%	14.62%	6.93%
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Guinness Atkinson China & Hong Kong Fund
SUMMARY SECTION China & Hong Kong Fund
Investment Objective
The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the China & Hong Kong Fund:
Shareholder Fees (fees paid directly from your investment(1))
Shareholder Fees	Guinness Atkinson China & Hong Kong Fund Guinness Atkinson China & Hong Kong Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%	[1]
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson China & Hong Kong Fund Guinness Atkinson China & Hong Kong Fund Shares
Management Fees:	1.00%
Distribution (12b-1) Fees:	none
Shareholder Servicing Plan Fees	0.12%
All Other Expenses	0.54%
Other Expenses:	0.66%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses:	1.67%	[1]
[1]	The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the China & Hong Kong Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Guinness Atkinson China & Hong Kong Fund | Guinness Atkinson China & Hong Kong Fund Shares | USD ($)	170	526	907	1,976

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.02% of the average value of its portfolio.

Principal Investment Strategies

The China & Hong Kong Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that are either primarily traded on the China or Hong Kong exchanges or that derive at least 50% of their revenues from business activities in China and/or Hong Kong, but which may be listed and traded elsewhere.  Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration.  The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies.  Under normal conditions, the Fund invests at least 65% of its total assets in companies included in the Hang Seng Composite Index, although the actual weightings of the Hang Seng Composite Index companies held in the Fund’s portfolio may be higher or lower, as companies leave that index or new indices are created.  The Advisor will invest the Fund’s assets in securities of all market capitalization companies, including companies in emerging markets.  Additional information on Principal Investment Strategies can be found in the prospectus.  Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in securities of companies traded in or economically tied to China and Hong Kong.

Principal Risks

Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility.  Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets.  You may lose money by investing in this Fund.  The principal risks are:

Market Risk.  The China and/or Hong Kong stock markets in which the Fund invests may experience periods of volatility and instability. These fluctuations may cause a security to be worth less than it was at the time of purchase.  Market risk applies to individual securities, a particular sector or the entire economy.  China and/or Hong Kong stocks may fall out of favor with investors, the value of Chinese currencies may decline relative to the U.S. dollar and/or China or Hong Kong stock markets may decline generally.

Equity Securities Risk. The market value of an equity security may fluctuate, sometimes rapidly and unpredictably.  A variety of factors can negatively impact the value of common stocks, including  a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as political events. Stocks in the portfolio may not perform well.

Foreign Securities Risk.  Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Emerging Markets Risk.  All of the risks of investing in foreign securities are heightened by investing in emerging markets.  Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Management Risk.  There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Advisor does not implement the strategy properly.

Diversification Risk.  The Fund is non-diversified.  It may hold larger positions in a relatively small number of stocks.  This may make the Fund’s performance more volatile than would be the case if it had a diversified investment portfolio.  The Fund’s focus on stocks connected to China and/or Hong Kong to the exclusion of other regions exposes the Fund to great market risk and potential monetary losses than if the Fund’s assets were diversified among other regions.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus.  You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing how the Fund’s performance has varied from year to year.  The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of three broad-based securities market indices.  Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.  For additional information on these indices, please see Index Descriptions in the prospectus.  Past performance, before or after taxes, is not indicative of future performance.  Updated performance information is available on the Fund’s website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 44.53% (for the quarter ended June 30, 2009).  The worst performance was -30.04% (for the quarter ended September 30, 2011).

Average Annual Total Returns as of 12/31/16
Average Annual Total Returns - Guinness Atkinson China & Hong Kong Fund		1 Year	5 Years	10 Years
Guinness Atkinson China & Hong Kong Fund Shares		2.95%	2.58%	3.25%
Guinness Atkinson China & Hong Kong Fund Shares | After Taxes on Distributions	[1]	1.74%	0.62%	1.92%
Guinness Atkinson China & Hong Kong Fund Shares | After Taxes on Distributions and Sales	[1]	2.72%	2.16%	2.75%
Hang Seng Composite Index		3.07%	7.03%	4.02%
S&P 500 Index		11.93%	14.62%	6.93%
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Guinness Atkinson Dividend Builder Fund
SUMMARY SECTION Dividend Builder Fund
Investment Objective
The Dividend Builder Fund seeks a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Builder Fund.
Shareholder Fees	Guinness Atkinson Dividend Builder Fund Guinness Atkinson Dividend Builder Fund Shares
Shareholder Fees (fees paid directly from your investment)	none	[1]
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson Dividend Builder Fund Guinness Atkinson Dividend Builder Fund Shares
Management Fees:	0.45%
Distribution (12b-1) Fees:	none
Shareholder Servicing Plan Fees	0.24%
Interest Expense	0.02%
All Other Expenses	1.40%
Other Expenses:	1.66%
Total Annual Fund Operating Expenses:	2.11%
Fee Waiver/Expense Reimbursement	(1.41%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%	[1]
[1]	The Advisor has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 0.68% through June 30, 2018. To the extent that the Advisor absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days' notice.

Example

This example is intended to help you compare the cost of investing in the Dividend Builder Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Guinness Atkinson Dividend Builder Fund | Guinness Atkinson Dividend Builder Fund Shares | USD ($)	72	524	1,004	2,329

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.57% of the average value of its portfolio.

Principal Investment Strategies

The Dividend Builder Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities in dividend-paying companies that the Advisor believes have the ability to consistently increase their dividend payments over the medium term.  The Advisor uses fundamental analysis to assess a company’s ability to maintain consistent, real (after inflation) dividend growth. One key measure of a company’s ability to achieve consistent, real dividend growth is its consistency in generating high returns on capital. The Advisor seeks to invest in companies that have returned a real cash flow return on investment of at least 10% for each of the last 10 years and, in the opinion of the Advisor, are likely to grow their dividend over time.  The Fund will not change this strategy unless it gives shareholders at least 60 days’ notice.  Equity Securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.

The Fund will consider all companies in the world’s developed and emerging markets.  The Advisor will invest the Fund’s assets in securities of all market capitalization companies. Additional information on Principal Investment Strategies can be found in the prospectus.  Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek a moderate level of current income and investments in dividend paying companies that have the ability to increase their dividends consistently over time.

Principal Risks

Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility.  Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets.  You may lose money by investing in this Fund.  The principal risks are:

Market Risk.  The stock markets in which the Fund invests may experience periods of volatility and instability. These fluctuations may cause a security to be worth less than it was at the time of purchase.  Market risk applies to individual securities, a particular sector or the entire economy.  Specific or all stocks may fall out of favor with investors, the value of foreign currencies may decline relative to the U.S. dollar and/or stock markets may decline generally.

Equity Securities Risk.  The market value of an equity security may fluctuate, sometimes rapidly and unpredictably.  A variety of factors can negatively impact the value of common stocks, including  a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as political events.

Foreign Securities Risk. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Emerging Markets Risk. All of the risks of investing in foreign securities are heightened by investing in emerging markets.  Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Management Risk.  There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Advisor does not implement the strategy properly.

Inflation Risk.  Inflation is the rise in the costs of goods and services, i.e., reduced purchasing power.  When the inflation rate is high, the value of stocks may decline.  Dividend distributions normally offset a decline in value of a stock.  Inflation risk is the risk that the rise in inflation rate is greater than expected, that markets respond differently to changes in the inflation rate than the Advisor expects, or that inflation manifests in such a way that the Fund is unable to provide reasonable protection against inflation.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Fund in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the Dividend Builder Fund by showing how the Fund’s performance has varied from year to year.  The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index.  Unlike the Fund’s returns, the index return does not reflect any deductions for fees, expenses or taxes.  For additional information on this index, please see Index Descriptions in the prospectus.  Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website: www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 8.99% (for the quarter ended March 31, 2013).  The worst performance was -7.55% (for the quarter ended September 30, 2015).

Average Annual Total Returns as of 12/31/16
Average Annual Total Returns - Guinness Atkinson Dividend Builder Fund		1 Year	Since Inception	Inception Date
Guinness Atkinson Dividend Builder Fund Shares		6.83%	8.48%	Mar. 30, 2012
Guinness Atkinson Dividend Builder Fund Shares | After Taxes on Distributions	[1]	6.05%	7.57%	Mar. 30, 2012
Guinness Atkinson Dividend Builder Fund Shares | After Taxes on Distributions and Sales	[1]	4.49%	6.70%	Mar. 30, 2012
MSCI World Index		8.18%	9.11%	Mar. 30, 2012
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Guinness Atkinson Global Energy Fund
SUMMARY SECTION Global Energy Fund
Investment Objective
The Global Energy Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Energy Fund:
Shareholder Fees	Guinness Atkinson Global Energy Fund Guinness Atkinson Global Energy Fund Shares
Shareholder Fees (fees paid directly from your investment)	none	[1]
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson Global Energy Fund Guinness Atkinson Global Energy Fund Shares
Management Fees:	0.75%
Distribution (12b-1) Fees:	none
Shareholder Servicing Plan Fees	0.21%
All Other Expenses	0.57%
Other Expenses:	0.78%
Total Annual Fund Operating Expenses:	1.53%
Fee Waiver/Expense Reimbursement	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%	[1]
[1]	The Advisor has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.45% through June 30, 2018. To the extent that the Advisor absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days' notice.

Example

This example is intended to help you compare the cost of investing in the Global Energy Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Guinness Atkinson Global Energy Fund | Guinness Atkinson Global Energy Fund Shares | USD ($)	148	476	827	1,817

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.96% of the average value of its portfolio.

Principal Investment Strategies

The Global Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of both U.S. and non-U.S. companies principally engaged in the production, exploration or discovery, or distribution of energy including the research and development or production of alternative energy sources.  Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  The Advisor believes that growing demands on existing energy supplies, in particular petroleum-based energy supplies, could lead to higher prices for this and other traditional energy sources and the profitable development of alternative sources of energy.  The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration.  The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies.  The Fund will invest in securities of companies without regard to market capitalization and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets.  The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities.  For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S.  Additional information on Principal Investment Strategies can be found in the prospectus.  Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek long term capital appreciation primarily through investments in companies engaged in the exploration, production or distribution of oil, gas and other energy sources.

Principal Risks

Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility.  Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets.  You may lose money by investing in this Fund.  The principal risks are:

Market Risk.  The stock markets in which the Fund invests may experience periods of volatility and instability. These fluctuations may cause a security to be worth less than it was at the time of purchase.  Market risk applies to individual securities, a particular sector or the entire economy.

Equity Securities Risk.  The market value of an equity security may fluctuate, sometimes rapidly and unpredictably.  A variety of factors can negatively impact the value of common stocks, including a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as political events.

Foreign Securities Risk. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Emerging Markets Risk. All of the risks of investing in foreign securities are heightened by investing in emerging markets.  Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Management Risk.  There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Advisor does not implement the strategy properly.

Diversification Risk.  The Fund is non-diversified.  It may hold larger positions in a relatively small number of stocks.  This may make the Fund’s performance more volatile than would be the case if it had a diversified investment portfolio.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Funds in the prospectus.  You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the Global Energy Fund by showing how the Fund’s performance has varied from year to year.  The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as energy sector index that, more closely resembles the investments of the Fund. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.  For additional information on these indices, please see Index Descriptions in the prospectus.  Past performance, before or after taxes, is not indicative of future performance.  Updated performance information is available on the Fund’s website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 32.52% (for the quarter ended June 30, 2009).  The worst performance was -34.08% (for the quarter ended September 30, 2008).

Average Annual Total Returns as of 12/31/16
Average Annual Total Returns - Guinness Atkinson Global Energy Fund		1 Year	5 Years	10 Years
Guinness Atkinson Global Energy Fund Shares		27.04%	(0.79%)	1.16%
Guinness Atkinson Global Energy Fund Shares | After Taxes on Distributions	[1]	26.70%	(0.95%)	0.87%
Guinness Atkinson Global Energy Fund Shares | After Taxes on Distributions and Sales	[1]	15.58%	(0.48%)	1.10%
MSCI World Energy Index		27.54%	1.54%	2.41%
S&P 500 Index		11.93%	14.62%	6.93%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Guinness Atkinson Global Innovators Fund
SUMMARY SECTION Global Innovators Fund
Investment Objective
The Global Innovators Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Innovators Fund:
Shareholder Fees - Guinness Atkinson Global Innovators Fund		Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	[1]	none	none
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - Guinness Atkinson Global Innovators Fund		Investor Class	Institutional Class
Management Fees:		0.75%	0.75%
Distribution (12b-1) Fees:		none	none
Shareholder Servicing Plan Fees		0.20%	none
All Other Expenses		0.40%	0.63%
Other Expenses:		0.60%	0.63%
Total Annual Fund Operating Expenses:		1.35%	1.38%
Fee Waiver/Expense Reimbursement	[1]	(0.11%)	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.24%	0.99%
[1]	The Advisor has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short position and extraordinary expenses) in order to limit the Total Annual Operating Expenses for Institutional Shares and for Investor Class to 0.99% and 1.24% respectively through June 30, 2018. To the extent that the Advisor absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days' notice.

Example

This example is intended to help you compare the cost of investing in the Global Innovators Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Guinness Atkinson Global Innovators Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	126	400	715	1,607
Institutional Class	101	337	661	1,578

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.25% of the average value of its portfolio.

Principal Investment Strategies

The Global Innovators Fund invests in equity securities of companies that the Advisor believes are positioned for growth due to advances in technology, communications, globalism or innovative management.  The Fund invests in companies that the Adviser believes can create value through original thinking. The Fund will consider all companies in the world’s developed stock markets, such as the United States, the United Kingdom, Canada, Japan, Hong Kong, Singapore, Australia, New Zealand and other stock markets in the European Union.  The Fund also may consider investments in emerging stock markets, such as in China, Korea, Taiwan, Malaysia, Thailand, South Africa and Mexico. The Fund considers “emerging stock markets” to be stock markets in countries considered   to be emerging market countries by any of the World Bank, the International Monetary Fund or any widely-recognized index of emerging market securities (e.g., Dow Jones, FTSE, S&P, MSCI).  The Advisor will invest the Fund’s assets in a company’s securities without regard to the issuer’s market capitalization.  The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities.  For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S.  Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in companies, wherever located, that the Advisor believes are positioned to benefit from innovations in technology, communication, globalism or management strategies.

Principal Risks

Your investment in the Fund is subject to the risks common to all mutual funds that invest in equity securities, and there can be no assurance that the Fund will achieve its investment objective.  Risks associated with investments in the Fund can increase during times of market volatility.  Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets.    You may lose money by investing in this Fund. The principal risks are:

Market Risk. The stock markets in which the Fund invests may experience periods of volatility and instability. These fluctuations may cause a security to be worth less than it was at the time of purchase.  Market risk applies to individual securities, a particular sector or the entire economy.

Equity Securities Risk.  The market value of an equity security may fluctuate, sometimes rapidly and unpredictably.  A variety of factors can negatively impact the value of common stocks, including  a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as political events.

Foreign Securities Risk.  Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Emerging Markets Risk. All of the risks of investing in foreign securities are heightened by investing in emerging markets.  Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Industry Risks.  The technology, internet and communications industries or sectors are extremely competitive and subject to rapid rates of change.  The competitive nature of these industries or sectors and rapid rate of change places a challenge on the management of these companies to be successful. The Fund may have more investments in these areas than other equity funds that do not focus on companies implementing innovation.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Management Risk.  There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Advisor does not implement the strategy properly.

Diversification Risk.  The Fund is non-diversified.  It may hold larger positions in a relatively small number of stocks.  This may make the Fund’s performance more volatile than would be the case if it had a diversified investment portfolio.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Funds in the prospectus.  You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the Global Innovators Fund by showing how the performance of the Fund’s Investor Class shares has varied from year to year.  The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.  For additional information on these indices, please see Index Descriptions in the prospectus.  Past performance, before or after taxes, is not indicative of future performance.  Updated performance information is available on the Fund’s website: www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 21.12% (for the quarter ended June 30, 2009).  The worst performance was -22.86% (for the quarter ended December 31, 2008).

Average Annual Total Returns as of 12/31/16
Average Annual Total Returns - Guinness Atkinson Global Innovators Fund		1 Year	5 Years	10 Years
Investor Class		9.51%	15.80%	8.14%
Investor Class | After Taxes on Distributions	[1]	9.27%	15.37%	7.86%
Investor Class | After Taxes on Distributions and Sales	[1]	5.58%	12.74%	6.61%
Institutional Class	[2]	9.81%	15.86%	8.17%
MSCI World Index		8.18%	11.08%	4.46%
Nasdaq Composite Index		8.97%	17.19%	9.60%
S&P 500 Index		11.93%	14.62%	6.93%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[2]	The Fund's Institutional Class shares were issued on December 31, 2015. Performance information shown for the Institutional Class prior to December 31, 2015, is based on the performance of the Investor Class.

Renminbi Yuan & Bond Fund
SUMMARY SECTION Renminbi Yuan & Bond Fund
Investment Objective

The Renminbi Yuan & Bond Fund seeks total return.  Total return means the combination of capital appreciation and investment income, which includes changes in the value of the Renminbi, the currency of China of which the Yuan is the unit.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Renminbi Yuan & Bond Fund:
Shareholder Fees (fees paid directly from your investment(1))
Shareholder Fees	Renminbi Yuan & Bond Fund Renminbi Yuan & Bond Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%	[1]
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Renminbi Yuan & Bond Fund Renminbi Yuan & Bond Fund Shares
Management Fees:	0.55%
Distribution (12b-1) Fees:	none
Shareholder Servicing Plan Fees	0.10%
Interest Expense	0.10%
All Other Expenses	3.60%
Other Expenses:	3.80%
Total Annual Fund Operating Expenses:	4.35%
Fee Waiver/Expense Reimbursement	(3.35%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	[1]
[1]	The Advisor has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 0.90% through June 30, 2018. To the extent that the Advisor absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days' notice.

Example

This example is intended to help you compare the cost of investing in the Renminbi Yuan & Bond Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Renminbi Yuan & Bond Fund | Renminbi Yuan & Bond Fund Shares | USD ($)	102	1,013	1,935	4,295

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.00% of the average value of its portfolio.

Principal Investment Strategies

The Renminbi Yuan & Bond Fund normally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of Renminbi Yuan-denominated bonds that are issued by corporations and by the Chinese government (including its agencies or instrumentalities) and traded (i) over the counter in London, Hong Kong or on Euroclear or (ii) in other developing markets, including the China Interbank Bond Market (“CIBM”), and in cash and cash equivalents, bank deposits, certificates of deposit and short-term commercial paper denominated in Renminbi or Yuan.  Renminbi (or “RMB”) is the officially currency of China, with the principal unit being the Yuan.  The Fund may, when desirable, invest up to 20% of its net assets in convertible securities of companies connected to the China region.  The Fund also may invest in commercial paper, convertible securities and equity-linked notes, denominated in RMB or Yuan or other currencies. The Fund expects that it may hold a significant portion of its assets in cash and cash equivalents denominated in Renminbi or Yuan.

The market for Renminbi Yuan denominated securities is centered in Hong Kong, while foreign exchange can be traded in Hong Kong, London and New York.  The Advisor expects that the Fund’s investments will be in sovereign, supranational and corporate issuers which may or may not be connected to the China region but which will be denominated in Renminbi Yuan.  These instruments are often traded over the counter in Hong Kong and Europe, and may also be included on the CIBM.  The bond market is heavily weighted toward China sovereign and corporate financial issuers (both Chinese and non-Chinese).  The Adviser therefore expects the portfolio to have sector concentration in both sovereign and financial issues.

The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of issuers and terms of bond issues). The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have fewer holdings than a fund that is not concentrated.  The Fund may hold securities of all market capitalization companies, including companies in emerging markets.  The Fund may invest in securities having short, medium or long-term maturities.  The Fund may invest in securities that are considered “investment grade” or “high yield.”  Additional information on Principal Investment Strategies can be found in the prospectus.  Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Fund is designed for investors who seek a moderate level of current income and investments in dividend paying companies that have the ability to increase their dividends consistently over time.

Principal Risks

Your investment in the Fund is subject to the risks common to all mutual funds that invest in fixed income securities and there can be no assurance that the Fund will achieve its investment objective. Risks associated with investments in the Fund can increase during times of market volatility.  The principal risks are:

Market Risk.  The markets in which the Fund invests may experience periods of volatility and instability. These fluctuations may cause a security to be worth less than it was at the time of purchase.  Market risk applies to individual securities, a particular sector or the entire economy.  Specific or all securities of a particular market may fall out of favor with investors, the value of foreign currencies may decline relative to the U.S. dollar and/or stock markets may decline generally.

Interest Rate Risk.  Interest rate fluctuations or adverse news about an issuer may cause the Fund’s investments to decline in value.  An increase in interest rates could cause the Fund’s investments to decline in value, and a change in interest rates could have a greater effect on the Fund’s longer term investments.

China Risk.  Political, social, currency-rate fluctuations or economic instability within China, or a decline or volatility of investor interest in China could cause the Fund’s investments to decline in value.   The Fund could become adversely affected by restrictions or changes in restrictions on foreign ownership or currency exchange controls.

Currency Risk.  The Fund invests in securities denominated in the Renminbi (“RMB”) and Yuan (traded as “CNH” in Hong Kong and “CNY” in mainland China.  The Fund’s investments could decline in value if these currencies diverge from each other, or if Chinese currencies decline in value relative to the U.S. dollar.

Concentration Risk. The Fund’s investments are concentrated in sovereign debt of China, and weighted in issuers in the banking and finance industries. The Fund’s investments could decline if these investment sectors decline in value.   The Fund could face difficulty in selling its Renminbi Yuan bond holdings due to low liquidity or high volatility, and this risk would be enhanced due to its concentration in China investments.

Credit Risk.  The risk that issuers of the Fund’s securities do not make interest or principal payments when due, or “pre-pay” or “extend” their obligations, or that the Fund invests in an unsecured debt instrument and the issuer defaults, any of which could cause the Fund’s investments to decline in value.

Foreign Securities Risk. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government, such as the government of China, may take over assets, restrict the ability to exchange currency or restrict the delivery of securities or currency in payment of interest or principal, and liquidity risks, and these may be heightened.

China Emerging Markets Risk. All of the risks of investing in foreign securities are heightened by investing in emerging markets.  Emerging markets have been more volatile than the markets of developed countries with more mature economies.  China remains designated as an emerging markets economy although it is the second largest economy in the world.  The Fund’s investments in issuers connected to China involve risks and considerations not typically associated with investments in more developed economies or markets.  Offshore Renminbi Yuan-denominated bond issues are growing in number and issue with new supply but are still smaller compared to dollar-denominated issues and more developed markets which can result in less liquidity and greater price volatility.  The number of new issues may vary and supply of new issues may be constrained.

Market Capitalization Risk. The Fund invests without regard to capitalization, and will invest in small-capitalization or mid-capitalization companies, which are generally more risky than investments in larger companies; the securities of small- and mid-cap companies may be subject to greater volatility and may have lower liquidity.

Management Risk.  There is a risk that the investment strategy does not achieve the Fund’s objective, or that the portfolio manager’s judgment as to the growth, income or dividend potential or value of a security proves to be wrong, or that the Advisor does not implement the strategy properly.

Debt Securities Risk .   Numerous factors can negatively impact the value of debt securities, including economic factors, such as the ability of issuers to pay principal and interest as the debt becomes due, interest rate fluctuations and inflation rates, as well as non-economic factors such as foreign government regulation and political events.  The Fund may invest in securities of any maturity and quality and may invest without limit in securities that are rated below “investment grade” or the unrated equivalent.  Many of the Renminbi Yuan bonds in which the Fund invests will not have a credit rating issued by a nationally recognized statistical ratings organization (“NRSRO”), and the Advisor will conduct its own determination of creditworthiness of the issuer.

China Currency Risk .   China’s currency, the Renminbi (RMB), may be traded offshore (primarily in Hong Kong, at present) or in mainland China. At present, the Fund can buy Renminbi only at the offshore exchange rate.  The offshore and the onshore Renminbi exchange rates may diverge in value, which could decrease the value of the Fund’s investments if the currency is more desirable in one market than in another.  Fund will have to acquire RMB to make investments, and convert RMB to US dollars to pay redemptions.  There is no guarantee that the Fund will be able to obtain access to the relatively more desirable currency, for investment purposes, and the Fund’s ability to convert RMB to U.S. dollars may be limited.

Diversification Risk.  The Renminbi Yuan & Bond Fund is non-diversified.  It may hold larger positions in a relatively small number of fixed income securities and may be exposed to fewer issuers.  This may make the Fund’s performance more volatile than would be the case if it had a diversified investment portfolio. The Fund’s focus on a smaller number of issues or issuers including foreign companies and sovereign debt of exposes the Fund to great market risk and potential monetary losses than if the Fund’s assets were invested only in U.S. stocks.

Small Companies .  The Fund’s investments in securities issued by small companies may be more volatile in price than those of larger companies and involve substantial risks.  Small issuers may be more sensitive to economic conditions, have more variable growth prospects, lack management experience and may have less capital for growth and development and limited product lines and markets; and may be more sensitive to interest rate increases, because it may be more difficult for these issuers to borrow money to invest in their businesses, and it may be more difficult for these issuers to repay loans.

Redemption Risk .   It is possible that the Fund could lose money if it had to sell securities to meet redemption requests, if redemptions are large, occur during volatile market periods, or when the Fund’s investments have declined in value, or if the securities to be sold become undesirable or illiquid.

Equity Securities Risk.  The Fund may hold equity securities. The market value of an equity security may fluctuate, sometimes rapidly and unpredictably.  A variety of factors can negatively impact the value of common stocks, including  a company’s financial condition, as well as economic factors such as interest rates and inflation rates and non-economic factors such as political events.

Risk of Large Shareholder Redemptions.  Certain entities, accounts, individuals may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities, accounts or individuals of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

For more information on the risks of investing in this Fund, please see the Principal Risks and Risks of Investing in Our Funds in the prospectus.  You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance

The annual returns bar chart demonstrates the risks of investing in the Renminbi Yuan & Bond Fund by showing how the Fund’s performance has varied from year to year.  The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as two indices of currency performance  Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.  For additional information on these indices, please see Index Descriptions in the prospectus.  Past performance, before or after taxes, is not indicative of future performance.  Updated performance information is available on the Fund’s website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was 2.66% (for the quarter ended December 31, 2013).  The worst performance was -5.00% (for the quarter ended December 31, 2016).

Average Annual Total Returns as of 12/31/16
Average Annual Total Returns - Renminbi Yuan & Bond Fund	1 Year		5 Years		Since Inception		Inception Date
Renminbi Yuan & Bond Fund Shares	(3.52%)		0.06%		0.08%		Jun. 30, 2011
Renminbi Yuan & Bond Fund Shares | After Taxes on Distributions	(3.52%)	[1]	(0.87%)	[1]	(0.76%)	[1]	Jun. 30, 2011
Renminbi Yuan & Bond Fund Shares | After Taxes on Distributions and Sales	(1.99%)	[1]	(0.33%)	[1]	(0.28%)	[1]	Jun. 30, 2011
RMB Cash Offshore (CNH)	(5.84%)	[2]	(1.88%)	[2]	(1.51%)	[2]	Jun. 30, 2011
RMB Cash Onshore (CNY)	(6.50%)	[2]	(1.95%)	[2]	(1.43%)	[2]	Jun. 30, 2011
iBoxx Hang Seng Markit Offshore RMB Overall Index	(2.22%)	[3]	1.78%	[3]	1.38%	[3]	Jun. 30, 2011
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[2]	Net change in exchange rate versus the U.S. Dollar
[3]	Prior to April 2016, the Fund compared its performance to the HSBC Offshore Renminbi Bond Index (the "HSBC Index"). However, because calculation of the HSBC Index ceased in April 2016, performance data is no longer available for that Index. Accordingly, the Fund has replaced the HSBC Index as the Fund's benchmark with the iBoxx Hang Seng Markit Offshore RMB Overall Index.